INVESTMENTS, RELATED PARTY	12 Months Ended
Dec. 31, 2022
Investments in and Advances to Affiliates [Abstract]
INVESTMENTS, RELATED PARTY

8. INVESTMENTS, RELATED PARTY

On November 20, 2017, the Company entered into an agreement with WENN Digital to provide a loan. Upon acceptance of the loan agreement WENN Digital agreed to issue 375,000 common shares at $0.0001 per share, for a total investment of $37.

On August 12, 2021, the Company’s subsidiary sBetOne entered into a business combination with a related party, VON Acquisition Inc. (“VON”) whereby the Company exchanged its equity interest in sBetOne for equity interest in VON. The Company received 5,902,174 common shares or 6.31% of the total outstanding common shares of VON as at the date of the business combination. The transition from having a 59.02% ownership in sBetOne to having a 6.31% ownership in VON has led the Company to deconsolidate sBetOne from the Company’s financial statements and record the ownership of VON as an investment. The common shares were valued at $0.10 CAD per share based on the most recent sales of VON’s stock. The investment in VON is an investment in a related party, due to the Company and VON sharing key management in 2022. The investment in VON was revalued on September 30, 2022 due to the change in the foreign currency exchange rate.

During the year ended December 31, 2021, the sBetOne carrying amount in liabilities of $824,041 and loss in NCI of $350,942 were removed from the Company and converted into shares of VON, resulting in a gain of $120,478 upon deconsolidation of sBetOne recorded in other income.

At the conclusion of the exchange of VON’s shares for sBetOne’s shares, to reflect a reasonable value for shares held in sBetOne, the Company wrote-off previously held value attributable to the VON share price, resulting in sBetOne’s shares being held at par. SBetOne’s par value per share of common stock is $0.0001. 5,902,174 sBetOne shares were held by the Company on December 31, 2022, which resulted in the investment in sBetOne being valued at $590.

	December 31,	December 31,
	2022	2021
Investments, related party – WENN	$37	$480,780
Investment, related party – sBetOne, LLP	590
	627	480,780

MetaWorks Platforms, Inc.

(formerly CurrencyWorks Inc.)

Notes to Consolidated Financial Statements

December 31, 2022 and 2021